UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-06640

American Strategic Income Portfolio Inc. II
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 8/31/07

Date of reporting period: 5/31/07

Item 1 - Schedule of Investments

Schedule of  INVESTMENTS May 31, 2007 (unaudited)

American Strategic Income Portfolio II

Description of Security	Date Acquired	Par Value/ Shares	Cost	Value (a)
(Percentages of each investment category relate to net assets)

U.S. Government Agency Mortgage-Backed Securities (b) – 4.1%
Fixed Rate – 4.1%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231		$ 3,838,678	$ 3,940,824	$ 3,821,468
9.00%, 7/1/30, #C40149		165,101	169,154	179,126
Federal National Mortgage Association,
6.00%, 10/1/16, #607030		262,866	264,078	265,920
5.50%, 6/1/17, #648508		366,374	367,945	364,649
5.00%, 9/1/17, #254486		563,011	564,295	550,678
5.00%, 11/1/17, #657356		1,129,945	1,135,091	1,105,194
6.50%, 6/1/29, #252497		1,221,120	1,213,506	1,253,986
7.50%, 4/1/30, #532867		48,412	46,906	50,639
7.50%, 5/1/30, #535289		136,141	131,913	142,403
8.00%, 5/1/30, #538266		42,356	41,861	44,705
8.00%, 6/1/30, #253347		182,266	180,133	192,372
Total U.S. Government Agency Mortgage-Backed Securities			8,055,706	7,971,140

Corporate Notes (c) – 6.8%
Fixed Rate – 6.8%
Stratus III, 6.56%, 12/31/11	12/12/06	8,000,000	8,000,000	8,194,400
Stratus Properties, 6.56%, 12/31/11	06/14/01	5,000,000	5,000,000	5,121,500
Total Corporate Notes			13,000,000	13,315,900

Whole Loans and Participation Mortgages (c) (d) – 92.7%
Commercial Loans – 46.8%
5555 East Van Buren I, Phoenix, AZ, 5.68%, 7/1/11 (b)	06/23/04	6,434,933	6,434,933	6,401,350
5555 East Van Buren II, Phoenix, AZ, 7.13%, 7/1/11	06/23/04	1,491,060	1,491,060	1,547,990
Bigelow Office Building, Las Vegas, NV, 8.88%, 10/1/07 (b)	03/31/97	1,158,277	1,158,277	1,158,277
Cypress Point Office Park I, Tampa, FL, 5.30%, 6/1/09 (b)	05/19/04	4,522,430	4,522,430	4,470,723
Cypress Point Office Park II, Tampa, FL, 5.30% 7/1/09 (b)	05/19/04	4,393,802	4,393,802	4,343,566
Hadley Avenue Business Center, Oakdale, MN, 8.38%, 1/1/11 (b)	12/14/00	2,234,657	2,234,657	2,324,043
Hillside Office Park, Elk River, MN, 7.63%, 8/1/08	07/09/98	836,242	836,242	852,790
LaCosta Centre, Austin, TX, 5.20%, 3/1/09 (b)	02/27/04	4,400,397	4,400,397	4,366,973
Oak Knoll Village Shopping Center, Austin, TX, 6.73%, 10/1/13 (b)	09/17/03	1,554,982	1,554,982	1,622,396
Office City Plaza, Houston, TX, 6.43, 6/1/12	05/25/07	5,600,000	5,600,000	5,728,857
Oyster Point Office Park, Newport News, VA, 6.68%, 2/1/11 (b) (f)	01/04/06	12,200,000	12,200,000	12,488,929
PennMont Office Plaza, Albuquerque, NM, 6.63%, 4/1/11 (b) (f)	04/30/01	1,450,000	1,450,000	1,482,961
Perkins - Blaine, Blaine, MN, 6.63%, 1/1/17	12/13/06	1,825,000	1,825,000	1,906,403
Raveneaux Country Club, Spring, TX, 9.00%, 7/1/07 (e) (f)	12/19/05	8,800,000	8,800,000	8,800,000
Redwood Dental Building, Taylorsville, UT, 7.40%, 7/1/12 (b)	06/28/02	2,534,706	2,534,706	2,661,441
Robberson Auto Dealerships, Bend and Prineville, OR, 6.40%, 4/1/17	03/30/07	7,390,041	7,390,041	7,569,231
Station Square, Pompano Beach, FL, 6.33%, 2/1/14	01/19/07	12,000,000	12,000,000	12,195,015
Sundance Plaza, Colorado Springs, CO, 7.13%, 11/1/08	10/29/98	239,600	239,600	242,363
Waste Connections Warehouse, Englewood, CO, 6.58%, 3/1/14	02/15/07	1,297,976	1,297,976	1,323,124
Woodmen Corporate Center, Colorado Springs, CO, 8.00%, 9/1/08 (b) (e) (f)	08/08/05	9,950,000	9,950,000	10,149,000
			90,314,103	91,635,432

Multifamily Loans – 45.8%
Adelphi Springs Apartments, Adelphi, MD, 9.93%, 3/1/09 (g)	06/27/03	5,084,592	5,084,592	3,559,214
Chardonnay Apartments, Tulsa, OK, 6.40%, 7/1/13 (b)	06/05/03	3,971,540	3,971,540	2,822,294
Highland Ridge & Highland Glen Apartments, Oklahoma City, OK, 14.90%, 10/1/08 (f)	09/30/04	3,850,000	3,850,000	3,416,959
Lake Point Terrace Apartments, Madison, WI, 6.33%, 5/1/17	04/13/07	5,040,000	5,040,000	5,178,292
Misty Woods/Riverfall Square I, Arlington and Dallas, TX, 8.32%, 9/1/06 (b) (e) (f)	07/23/03	7,966,000	7,966,000	5,576,200
Misty Woods/Riverfall Square II, Arlington and Dallas, TX, 9.88%, 9/1/06 (f) (g)	07/23/03	1,591,000	1,591,000	1,113,700
Oakton Terrace Apartments, Adelphi, MD, 9.88%, 8/1/11 (g)	06/27/03	670,141	670,141	469,099
Park Hampshire Apartments, Adelphi, MD, 9.90%, 1/1/13 (g)	06/27/03	3,111,280	3,111,280	2,177,896
RP-Plaza Development, Oxnard, CA, 8.72%, 3/1/10 (e) (f)	02/23/05	5,000,000	5,000,000	5,100,000
Sapphire Skies, Cle Elum, WA, 9.00%, 1/1/09 (e) (f)	12/23/05	9,250,000	9,250,000	9,250,000
Southridge Apartments, Austin, TX, 8.43%, 4/1/09 (b)	03/22/02	7,284,655	7,284,655	5,099,259
Summit Chase Apartments I, Coral Springs, FL, 8.00%, 7/1/07 (e) (f)	07/07/05	12,670,000	12,670,000	12,670,000
Summit Chase Apartments II, Coral Springs, FL, 10.00%, 7/1/07 (f)	07/07/05	2,974,000	2,974,000	2,112,228
Sussex Club Apartments I, Athens, GA, 6.33%, 5/1/10	04/17/07	9,126,000	9,126,000	9,263,786
Sussex Club Apartments II, Athens, GA, 6.88%, 5/1/10	04/17/07	1,825,000	1,825,000	1,676,601
Timber Ridge Apartments, Houston, TX, 9.88%, 8/1/13 (f)	04/23/02	500,000	500,000	468,111
Trinity Oaks Apartments I, Dallas, TX, 8.32%, 4/1/09 (b) (e) (f)	03/30/06	7,000,000	7,000,000	7,140,000
Trinity Oaks Apartments II, Dallas, TX, 7.88%, 4/1/09 (f) (g)	03/30/06	1,690,000	1,690,000	1,403,125
Vista Bonita Apartments, Denton, TX, 8.47%, 4/1/08 (b) (e)	03/04/05	2,752,617	2,752,617	2,780,144
Windy Meadows, Arlington, TX, 6.93%, 5/1/10	04/27/07	6,380,000	6,380,000	6,571,400
Winterland Apartments I, Grand Forks, ND, 9.23%, 7/1/12	06/06/97	541,405	541,405	568,475
Winterland Apartments II, Grand Forks, ND, 9.23%, 7/1/12	06/06/97	1,037,692	1,037,692	1,089,576
			99,315,922	89,506,359
Single Family Loans – 0.1%
Merchants Bank, 2 loans, Vermont, 10.48%, 12/1/20 (g)	12/18/92	61,072	61,574	62,904
PHH U.S. Mortgage, 3 loans, United States, 8.65%, 1/1/12	12/30/92	179,610	174,276	178,944
			235,850	241,848
Total Whole Loans and Participation Mortgages		189,865,875	181,383,639

Preferred Stocks – 23.2%
Real Estate Investment Trusts – 23.2%
AMB Property, Series L (b)	62,000	1,583,757	1,537,600
AMB Property, Series M (b)	14,360	367,561	357,851
AMB Property, Series O (b)	17,500	437,500	446,250
BRE Properties, Series C (b)	62,000	1,560,500	1,556,200
BRE Properties, Series D (b)	18,148	457,465	454,426
Developers Diversified Realty, Series H	63,700	1,636,809	1,614,795
Developers Diversified Realty, Series I	31,600	823,427	805,484
Duke Realty, Series J (b)	38,244	974,588	952,276
Duke Realty, Series K (b)	43,000	1,081,863	1,074,570
Duke Realty, Series L (b)	12,000	302,160	299,640
Duke Realty, Series M (b)	8,000	200,000	204,160
Equity Residential Properties, Series N (b)	125,000	3,136,834	3,118,750
Health Care Properties, Series E (b)	10,000	257,000	251,600
Health Care Properties, Series F (b)	46,235	1,166,230	1,163,735
Hospitality Properties Trust, Series C (b)	160,000	4,000,000	3,936,000
HRPT Properties, Series C (b)	100,000	2,500,000	2,537,000
Kimco Realty, Series B (b)	58,000	1,406,500	1,463,340
Prologis Trust, Series F (b)	35,120	892,477	886,780
Prologis Trust, Series G (b)	43,190	1,098,075	1,086,660
PS Business Parks, Series H	35,000	868,036	877,100
PS Business Parks, Series I	20,000	485,577	496,800
PS Business Parks, Series M	43,180	1,077,682	1,091,159
Public Storage, Series A (b)	40,000	977,346	964,800
Public Storage, Series E (b)	15,000	377,550	376,200
Public Storage, Series M (b)	80,000	2,000,000	1,971,200
Public Storage, Series X (b)	20,000	497,779	484,400
Public Storage, Series Z (b)	20,000	502,366	488,600
Realty Income, Series D (b)	90,000	2,281,500	2,307,600
Realty Income, Series E (b)	49,500	1,247,400	1,239,975
Regency Centers, Series D (b)	36,888	962,795	928,102
Regency Centers, Series E (b)	50,000	1,245,000	1,229,690
UDR, Series G	120,000	3,000,000	3,000,000
Vornado Realty Trust, Series F (b)	65,000	1,611,277	1,636,050
Vornado Realty Trust, Series G (b)	11,000	257,950	270,820
Vornado Realty Trust, Series I (b)	16,000	374,000	393,280
Weingarten Realty Investors, Series F (b)	160,000	4,000,000	3,952,000
Total Preferred Stocks		45,649,004	45,454,893

Total Investments in Unaffiliated Securities		256,570,585	248,125,572

Short-Term Investment (h) – 2.2%
First American Prime Obligations Fund, Class Z	4,280,888	4,280,888	4,280,888

Total Investments in Securities (i) – 129.0%		$ 260,851,473	$252,406,460
Other Assets and Liabilities, Net – (29.0)%			(56,697,903)
Total Net Assets – 100.0%			$195,708,557

  Notes to Schedule of Investments:

(a)
Security valuations for the fund’s investments (other than whole loans, participation mortgages, and mortgage servicing rights) are furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price.  If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions.  Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system.  When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.  Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the security is purchased or sold.  If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.  Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value. Security valuations are performed once a week and at the end of the each month.

The fund’s investments in whole loans (single family, multifamily, and commercial), participation mortgages, and mortgage servicing rights are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors. Pursuant to these procedures, whole loan investments are initially valued at cost and their values are subsequently monitored and adjusted using a FAF Advisors, Inc. (“FAF Advisors”) pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments.  The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans, participation mortgages, or mortgage servicing rights, as the case may be. The results of the pricing model may be further subject to price ceilings due to the illiquid nature of the loans. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week.

Certain mortgage loan information is received once a month.  This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record.  Valuations of whole loans, participation mortgages, and mortgage servicing rights are determined no less frequently than weekly.  Although FAF Advisors believes the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans, participation mortgages, and mortgage servicing rights can only be determined in a negotiation between the fund and third parties.

In accordance with the valuation procedures adopted by the fund’s board of directors, real estate acquired through foreclosure, if any, is valued at estimated market value, as determined by independent third party appraisals, less estimated selling costs. As material capital improvements are made to the property, new market value appraisals are obtained.

As of May 31, 2007, the fund held fair valued securities with a value of $194,180,579 or 99.2% of net assets.

(b)	On May 31, 2007, securities valued at $119,699,711 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$ 7,176,515	5/9/07	5.37%	6/8/07	$ 24,621	(1)
26,000,000	5/1/07	6.20%	6/1/07	138,699	(2)
1,500,000	5/24/07	6.20%	6/1/07	2,065	(2)
3,000,000	5/29/07	6.20%	6/1/07	1,549	(2)
18,246,000	5/9/07	6.02%	6/8/07	70,176	(3)
$55,922,515				$237,110

* Interest rate as of May 31, 2007. Rate is based on the London InterBank Offered Rate (LIBOR) plus a spread and reset monthly.

Name of broker and description of collateral:
(1) Morgan Stanley:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $3,838,678 par
Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30, $165,101 par
Federal National Mortgage Association, 6.00%, 10/1/16, $262,866 par
Federal National Mortgage Association, 5.50%, 6/1/17, $366,374 par
Federal National Mortgage Association, 5.00%, 9/1/17, $563,011 par
Federal National Mortgage Association, 5.00%, 11/1/17, $1,129,945 par
Federal National Mortgage Association, 6.50%, 6/1/29, $1,221,120 par
Federal National Mortgage Association, 7.50%, 4/1/30, $48,412 par
Federal National Mortgage Association, 7.50%, 5/1/30, $136,141 par
Federal National Mortgage Association, 8.00%, 5/1/30, $42,356 par
Federal National Mortgage Association, 8.00%, 6/1/30, $182,266 par
(2) Morgan Stanley:
5555 East Van Buren I, 5.68%, 7/1/11, $6,434,933 par
Bigelow Office Building, 8.88%, 4/1/07, $1,158,277 par
Chardonnay Apartments, 6.40%, 7/1/13, $3,971,540 par
Cypress Point Office Park I, 5.30%, 6/1/09, $4,522,430 par
Cypress Point Office Park II, 5.30%, 7/1/09, $4,393,802 par
Hadley Avenue Business Center, 8.38%, 1/1/11, $2,234,657 par
LaCosta Centre, 5.20%, 3/1/09, $4,400,397 par
Misty Woods/Riverfall Square I, 8.32%, 9/1/06, $7,966,000 par
Oak Knoll Village Shopping Center, 6.73%, 10/1/13, $1,554,982 par
Oyster Point Office Park, 6.68%, 2/1/11, $12,200,000 par
PennMont Office Plaza, 6.63%, 4/1/11, $1,450,000 par
Redwood Dental Building, 7.40%, 7/1/12, $2,534,706 par
Southridge Apartments, 8.43%, 4/1/09, $7,284,655 par
Trinity Oaks Apartments I, 8.32%, 4/1/09, $7,000,000 par
Vista Bonita Apartments, 8.47%, 4/1/08, $2,752,617 par
Woodmen Corporate Center, 8.00%, 9/1/08, $9,950,000 par
(3) Dresdner Bank:
AMB Property, Series L, 62,000 shares
AMB Property, Series M, 14,360 shares
AMB Property, Series O, 17,500 shares
BRE Properties, Series C, 62,000 shares
BRE Properties, Series D, 18,148 shares
Duke Realty, Series J, 38,244 shares
Duke Realty, Series K, 43,000 shares
Duke Realty, Series L, 12,000 shares
Duke Realty, Series M, 8,000 shares
Equity Residential Properties, Series N, 75,000 shares
Health Care Properties, Series E, 10,000 shares
Health Care Properties, Series F, 46,235 shares
Hospitality Properties Trust, Series C, 160,000 shares
HRPT Properties, Series C, 100,000 shares
Kimco Realty, Series B, 58,000 shares
Prologis Trust, Series F, 35,120 shares
Prologis Trust, Series G, 43,190 shares
Public Storage, Series A, 40,000 shares
Public Storage, Series E, 15,000 shares
Public Storage, Series M, 80,000 shares
Public Storage, Series X, 20,000 shares
Public Storage, Series Z, 20,000 shares
Realty Income, Series D, 90,000 shares
Realty Income, Series E, 49,500 shares
Regency Centers, Series D, 36,888 shares
Regency Centers, Series E, 50,000 shares
Vornado Realty Trust, Series F, 65,000 shares
Vornado Realty Trust, Series G, 11,000 shares
Vornado Realty Trust, Series I, 16,000 shares
Weingarten Realty Investors, Series F, 160,000 shares

The fund has entered into a lending commitment with Morgan Stanley.  The agreement permits the fund to enter into reverse repurchase agreements up to $70,000,000 using whole loans as collateral.  The fund pays a fee of 0.15% to Morgan Stanley on any unused portion of the $70,000,000 lending commitment.

The fund has entered into a lending commitment with Dresdner Bank.  The agreement permits the fund to enter into reverse repurchase agreements up to $15,000,000 using preferred stock as collateral.  The fund pays a fee of 0.25% to Dresdner Bank on any unused portion of the $15,000,000 lending commitment.

(c)
Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures.  See note (a) above.

(d)
Interest rates on commercial and multifamily loans are the net coupon rates (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) in effect on May 31, 2007. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of May 31, 2007.

(e)	Variable Rate Security – The rate shown is the net coupon rate in effect as of May 31, 2007.

(f)
Interest only - Represents securities that entitle holders to receive only interest payments on the mortgages.  Principal balance of the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of May 31, 2007.

(g)	Loan or a portion of this loan not current on interest and/or principal payments.

(h)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund.

(i)	On May 31, 2007, the cost of investments in securities was $260,851,473. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost, were as follows:

Gross unrealized appreciation	$ 2,931,272
Gross unrealized depreciation	(11,376,285)
Net unrealized depreciation	$ (8,445,013)

Item 2—Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc. II

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: July 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:  July 24, 2007

By:
/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date:  July 24, 2007